UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 138.4%
Corporate — 16.4%
Chautauqua County Industrial
Development Agency, RB, Nrg Dunkirk
Power Project, 5.88%, 4/01/42	$ 500	$ 508,065
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	207,886
Essex County Industrial Development
Agency New York, Refunding RB,
International Paper Co. Project,
Series A, AMT, 5.50%, 10/01/26	625	603,806
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	750	736,823
New York City Industrial Development
Agency, RB:
American Airlines Inc., JFK
International Airport, AMT, 7.63%,
8/01/25 (a)	1,600	1,675,808
American Airlines Inc., JFK
International Airport, AMT, 7.75%,
8/01/31 (a)	1,500	1,572,570
Liberty-IAC/InteractiveCorp, 5.00%,
9/01/35	500	426,940
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	780	779,945
Port Authority of New York & New Jersey,
RB, Continental Airlines Inc. and
Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,880	2,920,320
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	2,500	2,403,950
		11,836,113
County/City/Special District/
School District — 31.9%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	500	471,450
4.63%, 10/01/40	275	260,510

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (continued)
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	$ 500	$ 522,945
Series B, 5.75%, 12/01/11 (b)	2,000	2,109,000
Sub-Series G-1, 6.25%, 12/15/31	250	283,388
Sub-Series I-1, 5.38%, 4/01/36	450	471,037
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	2,350	2,272,403
(FGIC), 5.00%, 2/15/47	500	483,490
(NPFGC), 4.50%, 2/15/47	250	230,613
New York City Industrial Development
Agency, PILOT, RB:
CAB, Yankee Stadium, (AGC),
5.82%, 3/01/35 (c)	500	123,200
CAB, Yankee Stadium, (AGC),
6.02%, 3/01/42 (c)	2,000	306,740
Queens Baseball Stadium, (AGC),
6.38%, 1/01/39	100	108,288
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/39	1,000	867,390
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/46	1,300	1,108,822
New York City Transitional Finance
Authority, RB:
Fiscal 2009, Series S-3, 5.25%,
1/15/39	1,300	1,342,432
Series S-2 (NPFGC), 4.50%,
1/15/31	2,500	2,486,775
Series S-2 (NPFGC), 4.25%,
1/15/34	250	235,100
New York City Transitional Finance
Authority, Refunding RB, Future Tax
Secured, Series B, 5.00%, 11/01/27	5,000	5,239,200
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/35	2,750	2,696,127
5.00%, 11/15/44	250	243,225
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project:
5.63%, 7/15/47	400	410,448

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
ERB	Education Revenue Bonds	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project (concluded) :
6.38%, 7/15/49	$ 500	$ 521,040
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.00%, 7/01/39	250	254,178
		23,047,801
Education — 23.7%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A (d)(e):
7.00%, 5/01/25	345	137,534
7.00%, 5/01/35	220	87,703
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	250	248,280
Dutchess County Industrial
Development Agency New York, RB,
Vassar College Project, 5.35%,
8/01/11 (b)	1,000	1,044,140
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-2, 4.50%, 8/01/36	755	652,705
Geneva Industrial Development Agency
New York, RB, Hobart & William Smith
Project, Series A, 5.38%, 2/01/33	3,250	3,267,160
Herkimer County Industrial
Development Agency New York, RB,
College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	385	387,680
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	350	342,174
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.38%,
6/01/23	1,500	1,528,785
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B
(Syncora), 5.13%, 7/01/30	2,000	2,018,420
New School University (NPFGC),
5.00%, 7/01/31	1,425	1,426,810
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	625	675,488
The New School (AGM), 5.50%,
7/01/43 (f)	775	797,645
University of Rochester, Series A,
5.13%, 7/01/39	250	255,300
Vassar College, 5.00%, 7/01/49	400	404,296
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	250	265,728
Teachers College, 5.50%, 3/01/39	650	675,714

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.00%,
3/01/26	$ 410	$ 409,967
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 4.75%,
12/01/39	925	896,676
Juilliard School, Series A, 5.00%,
1/01/39	1,050	1,085,931
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	500	514,745
		17,122,881
Health — 17.8%
Clarence Industrial Development
Agency, RB, Bristol Village Project
(Ginnie Mae), 6.00%, 1/20/44	1,670	1,716,543
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A, 5.75%,
7/01/40 (f)	300	293,721
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/27	250	209,350
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	425	448,384
New York City Industrial Development
Agency, RB, Eger Harbor Project,
Series A (Ginnie Mae):
4.95%, 11/20/32	1,070	1,075,040
5.88%, 5/20/44	975	1,024,101
New York State Dormitory Authority,
MRB, St. Barnabas, Series A (FHA),
5.00%, 2/01/31	1,500	1,505,370
New York State Dormitory Authority, RB:
New York Hospital Medical
Center-Queens (FHA), 4.75%,
2/15/37	315	285,217
New York State Association for
Retarded Children, Inc., Series A,
6.00%, 7/01/32	350	372,666
New York University Hospital
Center, Series B, 5.63%, 7/01/37	530	537,091
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	750	762,082
New York State Dormitory Authority,
Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,058,280
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	575	587,052
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	500	507,715
Saratoga County Industrial Development
Agency New York, RB, Saratoga
Hospital Project, Series B, 5.25%,
12/01/32	350	333,340

2 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 5.00%,
11/01/28	$ 450	$ 415,377
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	750	735,757
		12,867,086
Housing — 3.2%
New York City Housing Development
Corp., RB, Series J-2-A, AMT, 4.75%,
11/01/27	1,420	1,408,853
New York State HFA, RB, Highland
Avenue Senior Apartments, Series A,
AMT (SONYMA), 5.00%, 2/15/39	1,000	907,460
		2,316,313
State — 5.3%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	300	330,489
New York State Dormitory Authority,
LRB, Municipal Health Facilities,
Sub-Series 2-4, 4.75%, 1/15/30	1,000	987,570
New York State Urban Development
Corp., RB, State Personal Income Tax,
Series B, 5.00%, 3/15/35	2,000	2,041,620
State of New York, GO, Series A, 5.00%,
2/15/39	500	512,825
		3,872,504
Tobacco — 8.0%
New York Counties Tobacco Trust III, RB,
Tobacco Settlement Pass-Thru, Turbo,
6.00%, 6/01/43	2,535	2,236,377
TSASC Inc. New York, RB, Tobacco
Settlement Asset-Backed, Series 1,
5.75%, 7/15/12 (b)	3,250	3,521,570
		5,757,947
Transportation — 19.8%
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	750	847,252
Series B, 4.50%, 11/15/37	500	458,355
Metropolitan Transportation Authority,
Refunding RB, Series A:
5.13%, 1/01/29	3,000	3,026,340
5.00%, 11/15/30	5,000	5,082,250
(NPFGC), 5.25%, 11/15/31	1,250	1,261,075
Port Authority of New York & New Jersey,
RB:
Consolidated, 116th Series, 4.13%,
9/15/32	2,000	1,898,280
Consolidated, 161st Series, 4.50%,
10/15/37	500	488,535
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	1,000	1,057,850
Triborough Bridge & Tunnel Authority,
RB, General Purpose, Series A, 5.00%,
1/01/32	150	152,150
		14,272,087

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities — 12.3%
Long Island Power Authority, RB:
CAB (AGM), 5.23%, 6/01/28 (c)	$ 3,515	$ 1,604,808
General, Series C (CIFG), 5.25%,
9/01/29	1,000	1,067,980
Long Island Power Authority, Refunding
RB, Series A, 5.50%, 4/01/24	500	544,920
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
5.13%, 6/15/34	4,000	4,113,480
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Water Project, Series A,
5.00%, 6/15/37	1,500	1,550,385
		8,881,573
Total Municipal Bonds in New York		99,974,305
Guam — 1.8%
State — 0.7%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	485	530,304
Tobacco — 0.5%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	375	334,624
Utilities — 0.6%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	400	398,688
Total Municipal Bonds in Guam		1,263,616
Multi-State — 5.9%
Housing — 5.9%
Centerline Equity Issuer Trust (g)(h):
5.75%, 5/15/15	500	530,920
6.00%, 5/15/15	1,500	1,587,600
6.00%, 5/15/19	1,000	1,063,370
6.30%, 5/15/19	1,000	1,067,520
Total Municipal Bonds in Multi-State		4,249,410
Puerto Rico — 6.5%
County/City/Special District/
School District — 0.6%
Puerto Rico Sales Tax Financing Corp.,
RB, CAB, Series A, 6.39%,
8/01/32 (c)	750	193,125
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.78%, 8/01/41 (c)	1,500	216,300
		409,425
Housing — 1.4%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	1,000	1,011,450
State — 1.7%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	340	354,086

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

NOVEMBER 30, 2010

3

Schedule of Investments(continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (c):
(AMBAC), 5.14%, 8/01/54	$ 5,000	$ 277,250
(NPFGC), 5.99%, 8/01/43	5,000	627,050
		1,258,386
Tobacco — 0.6%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	500	454,205
Transportation — 1.5%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series D,
5.38%, 7/01/12 (b)	1,000	1,072,450
Utilities — 0.7%
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/29	500	508,915
Total Municipal Bonds in Puerto Rico		4,714,831
Total Municipal Bonds – 152.6%		110,202,162
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
New York — 0.4%
Utilities — 0.4%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	240	260,539
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 0.4%		260,539
Total Long-Term Investments
(Cost – $108,658,296) – 153.0%		110,462,701
Short-Term Securities	Shares
BIF New York Municipal Money Fund
0.00% (j)(k)	6,296,903	6,296,903
Total Short-Term Securities
(Cost – $6,296,903) – 8.7%		6,296,903
Total Investments
(Cost – $114,955,199*) – 161.7%		116,759,604
Other Assets Less Liabilities – 0.1%		92,830
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (0.2)%		(160,144)
Preferred Shares, at Redemption Value – (61.6)%		(44,477,693)
Net Assets Applicable to Common Shares – 100.0%		$ 72,214,597

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 114,472,598
Gross unrealized appreciation	$ 3,642,309
Gross unrealized depreciation	(1,515,243)
Net unrealized appreciation	$ 2,127,066

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) When-issued security. Unsettled when-issued transactions were as follows:
Unrealized
Counterparty	Value	Appreciation
Merrill Lynch	$ 293,721	$ 2,034
JP Morgan Securities	$ 797,645	$ 39,905

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BIF New York
Municipal
Money Fund	935,140	5,361,763	6,296,903	$ -

(k) Represents the current yield as of report date.

4 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

NOVEMBER 30, 2010

Schedule of Investments (concluded)

BlackRock New York Municipal Income Trust II (BFY)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	— $110,462,701		— $ 110,462,701
Short-Term
Securities	6,296,903	—	—	6,296,903
Total	$ 6,296,903 $110,462,701		— $ 116,759,604

1 See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

NOVEMBER 30, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 26, 2011